Taxes - Schedule of detailed information about deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Canada [Member] | Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 36,690	$ 45,649
Canada [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	17,904	17,561
Canada [Member] | Capital losses and foreign exchange [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	12,260	11,760
Canada [Member] | Vanadium Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	4,862	0
Canada [Member] | Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	324	438
Ireland [Member] | Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	2,382	0
Ireland [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	1	0
U.S. [Member] | Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	48,819	36,645
U.S. [Member] | Inventory [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	6,435	0
U.S. [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	1,374	361
U.S. [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 587	$ 267